Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Schedule of cash and cash equivalents
(a)	This caption is made up as follows:

	2024	2023
	US$(000)	US$(000)

Cash on hand	76	122
Balances with banks (b)	48,799	63,979
Short-term deposits (c)	429,560	155,689
	478,435	219,790

See related accounting policies in Note 2.4(c).

(b)	Bank accounts earn interest at floating rates based on market rates.
(c)

As of December 31, 2024 and 2023, time deposits were kept in prime financial institutions, which generated interest at annual market rates and have current maturities, lower than 3 months, according to the immediate cash needs of the Group.

Sociedad Minera Cerro Verde S.A.A.
Cash and cash equivalents
Schedule of detailed information about cash and cash equivalents

This item is made up as follows:

	December 31,	December 31,
	2024	2023
	US$(000)	US$(000)

Cash in banks (a)	218,776	15,560
Cash equivalents (b)	470,901	494,056

	689,677	509,616
(a)

As of December 31, 2024 and 2023, correspond to fund balances held in local and foreign bank accounts, which are unrestricted funds and generate interest (see note 18). As of December 31, 2024, the balance has increased compared to December 31, 2023, because the Company has decided to maintain a higher funds balance in foreign bank accounts.

(b)

Cash equivalents as of December 31, 2024 and 2023, includes a portfolio of investments in highly marketable liquid investments (mainly investments classified as “AAA” by Standard & Poor’s and Moody’s) which yield variable returns, and are classified as cash equivalents because they are readily convertible to known amounts of cash and management plans to use them for its short-term cash needs. Because of the short maturity of these investments (i.e., less than 90 days), the carrying amount of these investments corresponds to their fair value at the date of the financial statements. Changes in the fair value of these investments are presented in the “Financial income” caption (see note 18).